Statements Of Cash Flows (USD $)	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (144,406)	$ (145,127)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	48,361	42,613
Stock options	79,348
Common shares issued for services and compensation		9,809
Common shares issued for interest	12,000
Change in deferred rent	(13,200)	(6,000)
Change in trade accounts receivable	(135,234)	(49,848)
Change in inventories	(90,266)	44,084
Change in other assets	7,068	7,531
Change in accounts payable and other current liabilities	309,104	60,635
Net Cash Provided by (Used in) Operating Activities	72,775	(36,303)
Cash flows from investing activities
Purchases of equipment	(25,073)	(108,143)
Net Cash Used in Investing Activities	(25,073)	(108,143)
Cash flows from financing activities
Proceeds from common stock issued	5,000	71,000
Proceeds from notes payable	220,958	236,552
Repurchase of common stock
Repayment of notes payable and long term obligations	(331,882)	(183,200)
Net Cash Provided by (Used in) Financing Activities	(105,924)	124,352
Net decrease in cash and cash equivalents	(58,222)	(20,094)
Cash and cash equivalents:
Beginning of period	90,040	57,575
End of period	31,818	37,481
Supplemental disclosures of cash flow information:
Cash paid for interest	29,562	22,680
Cash paid for income taxes
Supplemental disclosure of non-cash financing and investing activities
Conversion of debt to equity		20,000
Acquisition of stock for notes payable	31,000	53,852
Conversion of accrued professional fees to equity		9,809
Conversion of interest to equity	$ 12,000